Fair Value of Financial Instruments (Details Textual 1) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Feb. 28, 2017	Feb. 28, 2017	May 31, 2017	Feb. 29, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trademarks	$ 3,377.7	$ 3,377.7	$ 3,289.7	$ 3,403.8
Nonrecurring [Member] | Trademarks [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of trademarks		46.0
Operating Segments [Member] | Wine and Spirits [Member] | Trademarks [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of trademarks	8.4	8.4
Operating Segments [Member] | Wine and Spirits [Member] | Nonrecurring [Member] | Trademarks [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trademarks	37.6	37.6
Impairment of trademarks	37.6
Operating Segments [Member] | Wine and Spirits [Member] | Nonrecurring [Member] | Trademarks [Member] | Canadian Divestiture [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trademarks	8.4	$ 8.4
Impairment of trademarks	$ 8.4